Acquisition and Deconsolidation of Subsidiary (Details 4) (Digital Communications [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 12, 2012	Dec. 31, 2011
Digital Communications [Member]
Summary of results of operations of Digital
Revenue	$ 1,691,956	$ 2,443,441
Gross Margin	139,675	666,756
Loss from operations	(473,918)	(455,875)
Interest expense	(251,412)	(157,383)
Net loss	(725,330)	(613,258)
Summary of results of balance sheet of Digital
Current asset	605,332	435,559
Total assets	883,157	717,136
Total liabilities	2,266,640	1,425,290
Stockholder's deficit	$ (1,433,483)	$ (708,154)